FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2020
FINANCIAL RISK MANAGEMENT [abstract]
Disclosure of financial risk management

1.            FINANCIAL RISK MANAGEMENT

3.1        Financial risk factor

The Group’s activities expose it to a variety of financial risks: market risk (including foreign currency risk, cash flow and fair value interest rate risk and other price risk), credit risk and liquidity risk. The Group’s overall risk management strategy seeks to minimize the potential adverse effects on the financial performance of the Group.

(a)           Market risk

(i)            Foreign currency risk

The Group mainly operates in the PRC with most of the transactions settled in RMB. RMB is also the functional and presentation currency of the Group. RMB is not freely convertible into other foreign currencies. The conversion of RMB denominated balances into foreign currencies is subject to the rates and regulations of foreign exchange control promulgated by the PRC government. Any foreign currency denominated monetary assets and liabilities other than in RMB would subject the Group to foreign exchange exposure.

The Group’s objective of managing the foreign currency risk is to minimize potential adverse effects arising from foreign transaction movements. Depending on volatility of specific foreign currency being exposed, measures are taken by management to manage the foreign currency positions.

The following table shows the Group’s foreign currency denominated monetary assets (in RMB thousands equivalent):

	Currency	As at December 31
Monetary assets	denomination	2019	2020

Cash and cash equivalents	HKD	88,892	27,003
Cash and cash equivalents	USD	8	29
Other receivables	HKD	713	-
		89,613	27,032

The Group may experience a loss as a result of any foreign currency exchange rate fluctuations in connection with monetary assets shown above. The Group has not used any means to hedge the exposure.

As at December 31, 2020, if RMB had weakened/strengthened by 5% against the HKD with all other variables held constant, loss after tax for the year would have been RMB1,008,000 (2019: RMB3,360,000) higher/lower, mainly as a result of foreign exchange gains/losses on translation of HKD-denominated cash in banks. The impact of exchange fluctuations of USD is not expected to be significant.

(ii)           Cash flow and fair value interest rate risk

Other than deposits held in banks and long-term receivable, the Group does not have significant interest-bearing assets or liabilities. The average interest rate of deposits held in banks in the PRC throughout the year was approximately 3.63% (2019: 1.53%) per annum. Any change in the interest rate promulgated by the People’s Bank of China from time to time is not considered to have a significant impact to the Group.

As at December 31, 2020 and 2019, the Group had no interest bearing debts, which may expose the Group to any interest rate risk.

(iii)          Other price risk

The Group’s exposure to price risk arises from equity investments held by the Group and classified as FVOCI (note 15).

As at December 31, 2020, if the expected price of the equity investments held by the Group increased/decreased by 5% with all other variables held constant, other comprehensive income for the year would have been RMB14,161,000 (2019: RMB13,164,000) higher/lower.

(b)           Credit risk

Credit risk arises from cash and cash equivalents, term deposits, trade and other receivables (excluding prepayments) and long-term receivable. The carrying amounts of each class of the above financial assets represent the Group’s maximum exposure to credit risk in relation to financial assets.

(i)            Risk management

Cash and term deposits are placed with reputable banks. There was no recent history of default of cash and cash equivalents and term deposits from such financial institutions. The Group considers that there is no significant credit risk and is not subject to any material losses due to the default of the banks.

For trade and other receivables as well as long-term receivable, the Group manages the credit risk exposure by setting related policies. The Group set credit period for its customers/debtors considering the customers/debtors’ financial conditions, the possibilities of obtaining collaterals from third parties, credit records and other factors comprehensively. The credit period are monitored on an ongoing basis by the management. For those customers/debtors with poor credit records, the Group mitigates credit risk by setting a shorter credit period or canceling the credit period.

The Group’s trade and other receivables as well as long-term receivable are mainly receivables and deposits incurred from provision of railway operation service or sales of goods. Management performs ongoing credit evaluations of its customers/debtors’ financial condition and generally does not require collateral from the customers/debtors. After assessing the expected realisability and timing for collection of the outstanding balances, the Group maintains a provision for impairment of receivables. Taking into account the past experience with customers/debtors and the collection status, the Group considers that there is no significant credit risk.

There were no other financial assets carrying a significant exposure to credit risk. None of the financial assets that are fully performing has been renegotiated in the current year.

(i)            Impairment of financial assets

The Group has three types of financial assets that are subject to the expected credit loss model: trade receivables, other receivables and long-term receivable.

While cash and cash equivalents and term deposits are also subject to the impairment requirements of IFRS 9, the identified impairment loss was immaterial.

Trade receivables

The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss provision for all trade receivables.

The Group categorizes the trade receivables into the following portfolios based on credit risk characteristics:

•         Portfolio 1: receivable incurred from revenues collected and settled through the CSRG;

•         Portfolio 2: receivable incurred from revenue from railway operation;

•         Portfolio 3: receivable incurred from revenue other than railway operation and revenues collected and settled without the CSRG; and

•         Portfolio 4: bank acceptance that represents lower credit risk.

Provision for credit losses are recognized on the basis of exposure at default and ECL rates which include consideration of historical credit loss experience, current status and forward-looking information. In considering the forwarding-looking information, the Group considers the risk of economy downturn, external market environment, technical environment and changes in customer’s conditions.

In 2020, the Group takes into consideration the uncertainty affected by the outbreak of Coronavirus Disease 2019 (“COVID-19 outbreak”).

On that basis, the loss provision as at December 31, 2020 and 2019 was determined for trade receivables (in RMB thousands):

	As at December 31, 2019			As at December 31, 2020
	Carrying amount	ECL rates	Loss provision	Carrying amount	ECL rates	Loss provision

Portfolio 1	232,848	-	-	202,484	-	-
Portfolio 2	4,033,727	1.42%	(57,201)	3,429,198	1.68%	(57,690)
Portfolio 3	196,694	2.00%	(3,934)	150,699	2.00%	(3,014)
Portfolio 4	99,950	-	-	-	-	-
	4,563,219		(61,135)	3,782,381		(60,704)

The loss provision for trade receivables as at December 31, 2020 and 2019 reconciles to the opening loss provision as follows:

	Trade receivables
	2019 RMB’000	2020 RMB’000

Opening loss provision as at January 1	61,212	61,135
Receivables written off during the year as uncollectible	(77)	(73)
Reversal of impairment loss provision	-	(358)
Closing loss provision at December 31	61,135	60,704

Other financial assets at amortized cost

Other financial assets at amortized cost include other receivables, and long-term receivables.

Impairment on other receivables and long-term receivables is measured as either 12-month expected credit losses or lifetime expected credit loss, depending on whether there has been a significant increase in credit risk since the initial recognition. If a significant increase in credit risk of a deposit or receivable has occurred since the initial recognition, then the impairment is measured as lifetime expected credit losses.

On that basis, the loss provision as at December 31, 2020 and 2019 for other receivables was as follows (in RMB thousands):

	As at December 31, 2019			As at December 31, 2020
	Carrying amount	ECL rates	Loss provision	Carrying amount	ECL rates	Loss provision

Stage 1	250,863	2.38%	(5,959)	601,821	0.99%	(5,959)
Stage 2	-	-	-	-	-	-
Stage 3	4,631	100%	(4,631)	4,631	100%	(4,631)
	255,494		(10,590)	606,452		(10,590)

Impairment losses on trade and other receivables and long-term receivables are presented as net impairment losses within operating profit. Subsequent recoveries of amounts previously written off are credited against the same line item.

(c)           Liquidity risk

Prudent liquidity risk management implies maintaining sufficient cash and marketable securities and the availability of funding through an adequate amount of committed credit facilities to meet obligations when due and to close out market positions. Management monitors rolling forecasts of the Group’s liquidity reserves (comprising cash and cash equivalents) on the basis of expected cash flows.

As at December 31, 2020, the Group had net current liabilities of RMB885,902,000 and capital expenditure contracted for but not recognized as liabilities of RMB444,270,000 (see note 40). Taking into account of the factors mentioned in note 2.1(c), the Board of Directors believes that the Group has sufficient liquidity for the following 12 months.

The table below analyzes the Group’s financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances, as the impact of discounting is not significant.

	Less than 1 year	Between 1 and 5 years	Over 5 years	Carrying amount
	RMB’000	RMB’000	RMB’000	RMB’000

At December 31, 2019
Trade and other payables excluding non-financial liabilities	2,683,828	-	-	2,683,828
Payables for fixed assets and construction-in-progress	1,802,592	-	-	1,802,592
Lease liabilities	58,490	233,960	4,796,180	5,088,630
Dividends payable	12,890	-	-	12,890
	4,557,800	233,960	4,796,180	9,587,940

At December 31, 2020
Trade and other payables excluding non-financial liabilities	3,417,934	-	-	3,417,934
Payables for fixed assets and construction-in-progress	2,914,696	-	-	2,914,696
Lease liabilities	61,880	258,820	5,665,980	5,986,680
Dividends payable	13,749	-	-	13,749
	6,408,259	258,820	5,665,980	12,333,059

3.2        Capital risk management

The Group’s objectives ofmanaging capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholdersand to maintain an optimal capital structure to reduce the cost of capital.

As at December 31, 2020 and 2019, the Group has no short-term loans, long-term loans, bond payables or long-term payables. Management considered that such capital structure is appropriate.

3.3        Fair value estimation

According to amendment to IFRS 7 for financial instruments that are measured in the balance sheet at fair value, it requires disclosure of fair value measurements by level of following fair value measurement hierarchy:

•                     Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1).

•                     Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 2).

•                     Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (level 3).

As at December 31, 2020 and 2019, the Group did not have any financial instruments that were measured at fair value except for FVOCI (note 15).

The following table presents the Group's assets that are measured at fair value at December 31, 2020:

	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000

Assets
Financial assets at FVOCI	-	-	377,631	377,631

The following table presents the Group's assets that are measured at fair value at December 31, 2019:

	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000

Assets
Financial assets at FVOCI	-	-	351,045	351,045

There were no transfers between levels 1, 2 and 3 or changes in valuation techniques during the year (2019: nil).

The following table presents the changes in level 3 items for the periods ended December 31, 2020 and 2019:

Financial assets at FVOCI

Opening balance as at January 1, 2019	321,246
Acquisitions	29,799
Dividend received and recognized in other losses - net	7,047
Closing balance December 31, 2019	351,045
Acquisitions	26,586
Dividend received and recognized in other losses - net	7,735
Closing balance as at December 31, 2020	377,631

Financial assets and liabilities of the Group measured at amortized cost include trade and other receivables, long-term receivable, term deposits, cash and cash equivalents, and trade and other payables, of which the fair values approximate their carrying amounts.